Trade payables and other current liabilities	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade payables and other current liabilities	Trade payables and other current liabilities
14.1 TRADE AND OTHER PAYABLES

	As of
(in thousands of euros)	June 30, 2025	December 31, 2024
Accrued expenses - clinical trials	7,413	15,550
Trade payables and other accruals	4,226	4,484
Total trade and other payables	11,639	20,036
Trade payables are not discounted, as none of the amounts has a maturity date above one year.

Accrued Expenses related to clinical trials balance decreased by €8.1 million between December 31, 2024 and June 30, 2025. This decrease is mainly explained by (i) the NANORAY-312 development in 2025, amounting to a €1.8 million accrual as of June 30, 2025, compared to the 11.1 million accrual as of December 31, 2024. This reduction reflects the amendment letter signed in March 2025, removing the Company’s funding obligations for the 312 study in the frame of the transfer of sponsorship to Janssen; partially offset by (ii) the study 1100 development, increasing to a €5.3 million accrual as of June 30, 2025, compared to the 4.4 million accrual as of December 31, 2024.
The trade payables and other accruals are quite stable between December 2024 and June 2025.

14.2 OTHER CURRENT LIABILITIES

	As of
(in thousands of euros)	June 30, 2025	December 31, 2024
Tax liabilities	415	537
Payroll tax and other payroll liabilities	5,872	6,334
Other payables	714	672
Other current liabilities	7,000	7,543
Payroll tax and other payroll liabilities primarily consist of payroll taxes and social charges, namely the employer withholdings relating to free shares, as well as accrued bonuses, vacation day accruals and related social charges. Payroll tax and other payroll liabilities have decreased by €0.5 million during the first half of 2025, mainly due to the payment in the first half of bonuses payable accrued at the previous year-end for €0.9 million.

14.3 DEFERRED INCOME AND CONTRACT LIABILITIES

	As of
(in thousands of euros)	June 30, 2025	December 31, 2024
Deferred income	50	61
Contract liabilities - Current	36,172	18,100
Deferred income and current contract liabilities	36,222	18,161

The current contract liabilities are accounted for in accordance with IFRS 15.

Current contract liabilities increased by €18.1 million to €36.2 million as of June 30, 2025. The initial payment received in 2021 from LianBio was €16.5 million was recognized as a contract liability since the delivery of the related performance obligation has not yet commenced. The increase of €18.1 million results from the combined effects of the amendments on the Janssen License Agreement and the Asia Licensing Agreement (formerly Lianbio) in the allocation of the constrained transaction price (See Note 16 - Revenues and other income).

14.4 REFUND LIABILITIES

	As of
(in thousands of euros)	June 30, 2025	December 31, 2024
Non-current refund liabilities	4,105	27,778
Current refund liabilities	3,273	7,835
Refund liabilities	7,378	35,613

The refund liability, recognized as of December 2024, reflects the refund obligation related to the amendments of the Janssen Agreement, signed in the fourth quarter of 2024.
As of June 30, 2025, the refund liabilities decreased by €28.2 million according to the amendment of the Janssen Agreement, signed on March 17, 2025.
These amendments were accounted for as a contract modification under IFRS 15, and resulted in a change in the transaction price, as well as a change in scope of the performance obligations, recorded as a cumulative catch-up in the statement of consolidated operations and refund liabilities in the consolidated statement of financial position. (Note 16 - Revenues and other income).